UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 06/30/14

Item 1. Reports to Stockholders.

THE ENDOWMENT PMF MASTER FUND, L.P.

Shareholder Report

June 30, 2014

(Unaudited)

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2014

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $611,952,626)	$723,613,183
Investments in affiliated Investment Funds, at fair value (cost $550,785,883)	595,356,313

Total investments	1,318,969,496
Cash and cash equivalents	121,432,554
Foreign currency, at value (cost $1,150,867)	1,156,604
Receivable from affiliate	25,167,156
Receivable from investments sold	211,747,855
Receivable from affiliated investments sold	297,510
Prepaids and other assets	212,314

Total assets	1,678,983,489

Liabilities and Partners’ Capital
Withdrawals payable	39,024,157
Investment Management Fees payable	2,900,881
Offshore withholding tax payable	3,180,583
Administration fees payable	251,050
Payable to Adviser	11,570
Payable to Directors	2,374
Accounts payable and accrued expenses	335,008

Total liabilities	45,705,623

Partners’ capital	1,633,277,866

Total liabilities and partners’ capital	$1,678,983,489

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (1.61% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$19,040,578
Sentient Global Resources Fund IV, L.P.		7,237,196
Private Equity (15.50% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		1,520,662
CX Partners Fund Ltd.(1)(2)		18,456,659
Gavea Investment Fund II A, L.P.		1,518,552
Gavea Investment Fund III A, L.P.		29,437,792
Hillcrest Fund, L.P.(2)		9,655,953
India Asset Recovery Fund, L.P.		197,549
J.C. Flowers III, L.P.(1)		11,061,618
LC Fund IV, L.P.(1)(2)		20,290,285
New Horizon Capital III, L.P.(1)		28,721,384
Northstar Equity Partners III Ltd.		5,986,561
Orchid Asia IV, L.P.(1)		8,691,581
Reservoir Capital Partners (Cayman), L.P.		11,858,793
Tiger Global Private Investment Partners IV, L.P.(1)		8,830,739
Tiger Global Private Investment Partners V, L.P.(1)		24,852,515
Tiger Global Private Investment Partners VI, L.P.(1)		8,498,518
Trustbridge Partners II, L.P.(1)		16,630,000
Trustbridge Partners III, L.P.(1)(2)		34,689,999
Trustbridge Partners IV, L.P.(1)		12,300,000
Real Estate (1.59% of Partners’ Capital)
Forum European Realty Income III, L.P.		13,732,031
Phoenix Asia Real Estate Investments II, L.P.(1)		8,996,436
Phoenix Real Estate Fund (T), L.P.(2)		3,219,452
Relative Value (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(2)	28,355	431,910

Total Cayman Islands		305,856,763

Guernsey
Private Equity (0.38% of Partners’ Capital)
Mid Europa Fund III, L.P.(1)		6,226,168

Total Guernsey		6,226,168

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom
Private Equity (0.38% of Partners’ Capital)
Darwin Private Equity I, L.P.(1)		$6,283,407
Real Estate (0.44% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,757,500
Patron Capital II, L.P.		412,448
Patron Capital III, L.P.		5,029,615

Total United Kingdom		13,482,970

United States
Energy (11.47% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(1)		3,952,565
ArcLight Energy Partners Fund V, L.P.(1)		6,391,709
CamCap Resources, L.P.		187,167
EnCap Energy Capital Fund VII-B, L.P.(1)		3,961,704
EnCap Energy Infrastructure TE Feeder, L.P.(1)(2)		6,068,555
Intervale Capital Fund, L.P.(1)		14,595,930
Merit Energy Partners G, L.P.(1)		18,034,534
Midstream & Resources Follow-On Fund, L.P.(1)(2)		26,477,812
NGP Energy Technology Partners II, L.P.(1)		4,862,592
NGP IX Offshore Fund, L.P.(1)		24,425,763
NGP Midstream & Resources, L.P.(1)		16,577,616
Quantum Parallel Partners V, L.P.(2)		32,395,000
Tenaska Power Fund II-A, L.P.(1)(2)		15,370,195
The Energy & Minerals Group Fund II(1)		14,017,632
Event-Driven (6.48% of Partners’ Capital)
BDCM Partners I, L.P.		24,963,667
Credit Distressed Blue Line Fund, L.P.(3)		9,796,490
Fortelus Special Situations Fund, L.P.(2)		4,320,915
Halcyon European Structured Opportunities Fund, L.P.(3)		56,443
Harbinger Capital Partners Fund I, L.P.(3)		19,427,612
Harbinger Capital Partners Fund II, L.P.		1,413,221
Harbinger Capital Partners Special Situations Fund, L.P.		1,243,196
Harbinger Class L Holdings (U.S.), LLC		89,236
Harbinger Class LS Holdings (U.S.) Trust	3,225	46,602
Harbinger Class PE Holdings (U.S.) Trust	8	990,075
Prospect Harbor Credit Partners, L.P.		1,410,479
Providence MBS Fund, L.P.(2)		42,020,670
Global Macro and Trading (8.22% of Partners’ Capital)
Blueshift Energy Fund, L.P.(3)		31,165,222

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Global Macro and Trading (8.22% of Partners’ Capital) (continued)
Kepos Alpha Fund, L.P.(2)		$66,792,535
Passport Global Strategies III, Ltd.(2)	1,896	393,058
Velite Energy, L.P.(2)		35,873,318
Private Equity (22.03% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F, L.P.		3,745,016
Advent Latin American Private Equity Fund V-F, L.P.		8,527,021
BDCM Opportunity Fund II, L.P.(1)		10,099,913
Black River Commodity Multi-Strategy Fund, LLC		522,982
Capital Royalty Partners, L.P.(1)		766,609
Catterton Growth Partners, L.P.		16,120,522
CCM Small Cap Value Qualified Fund, L.P.(3)		2,528,894
Chrysalis Ventures III, L.P.		1,990,354
Crosslink Crossover Fund IV, L.P.		866,355
Crosslink Crossover Fund V, L.P.		5,430,511
Crosslink Crossover Fund VI, L.P.		14,822,483
Dace Ventures I, L.P.(2)		1,314,190
Fairhaven Capital Partners, L.P.		6,682,220
Garrison Opportunity Fund II A, LLC		11,862,633
Garrison Opportunity Fund, LLC(2)		15,123,212
HealthCor Partners Fund, L.P.(2)		7,085,847
Highland Credit Strategies Liquidation Vehicle Onshore		1,847,238
Integral Capital Partners VIII, L.P.(2)		3,074,840
Ithan Creek Partners, L.P.		13,780,069
Kior Shares Liquidating Capital Account		—
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III, L.P.(1)		9,126,382
Middle East North Africa Opportunities Fund, L.P.(3)	4,300	1,312,116
Monomoy Capital Partners II, L.P.		3,727,266
Monomoy Capital Partners, L.P.		1,429,793
Monsoon India Inflection Fund 2, L.P.		253,423
Monsoon India Inflection Fund, L.P.		142,018
Penta Asia Domestic Partners, L.P.		3,127,828
Pine Brook Capital Partners, L.P.(1)		19,010,002
Pinto America Growth Fund, L.P.(1)		1,595,367
Private Equity Investment Fund IV, L.P.(1)		5,773,607
Private Equity Investment Fund V, L.P.(1)(2)		37,033,616

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (22.03% of Partners’ Capital) (continued)
Saints Capital VI, L.P.(1)(2)		$13,258,747
Samlyn Onshore Fund, L.P.		908,156
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,630,655
Sanderling Venture Partners VI, L.P.		1,066,951
Steel Partners Japan Strategic Fund, L.P.		2,095,090
Sterling Capital Partners II, L.P.(1)		1,191,344
Sterling Group Partners II, L.P.		827,486
Sterling Group Partners III, L.P.		8,396,874
Strategic Value Global Opportunities Fund I-A, L.P.		1,811,947
TAEF Fund, LLC		3,584,122
Tenaya Capital V, L.P.		6,563,978
Tenaya Capital VI, L.P.		5,469,544
The Column Group, L.P.		7,136,825
The Founders Fund III, L.P.		17,914,675
The Founders Fund IV, L.P.		15,747,711
The Raptor Private Holdings, L.P.	1,549	793,082
Trivest Fund IV, L.P.(1)(2)		14,952,305
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		4,342,153
Tybourne Equity (U.S.) Fund		1,731,147
Valiant Capital Partners, L.P.		4,877,789
VCFA Private Equity Partners IV, L.P.(1)		998,633
VCFA Venture Partners V, L.P.		4,540,752
Voyager Capital Fund III, L.P.		3,605,938
WestView Capital Partners II, L.P.(1)(2)		27,261,336
Real Estate (7.11% of Partners’ Capital)
Aslan Realty Partners III, LLC(1)		408,811
Cypress Realty VI, L.P.		4,662,478
Florida Real Estate Value Fund, L.P.(2)		6,549,144
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(1)(2)		20,056,189
Lone Star Real Estate Fund II (U.S.), L.P.		4,975,897
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		14,413,447
Northwood Real Estate Co-Investors, L.P.(1)		7,041,906
Northwood Real Estate Partners, L.P.(1)		12,745,874
Parmenter Realty Fund III, L.P.		4,203,382
Parmenter Realty Fund IV, L.P.(1)		6,891,587
Pearlmark Mezzanine Realty Partners III, LLC(1)		9,228,251

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (7.11% of Partners’ Capital) (continued)
Pennybacker II, L.P.(1)(2)		$7,026,360
SBC Latin America Housing US Fund, L.P.(2)		8,054,885
Square Mile Partners III, L.P.(1)		9,944,979
Relative Value (3.86% of Partners’ Capital)
Eton Park Fund, L.P.		4,622,988
Kenmont Onshore Fund, L.P.(2)		15,787
King Street Capital, L.P.		898,017
Magnetar Capital Fund, L.P.(2)		4,803,761
Magnetar SPV, LLC (Series L)(2)		1,674,210
Millennium USA, L.P.		19,650,506
OZ Asia Domestic Partners, L.P.(1)		1,642,188
PIPE Equity Partners, LLC(3)		7,589,757
PIPE Select Fund, LLC(3)		20,983,434
Stark Investments, L.P.(1)		95,484
Stark Select Asset Fund, LLC		1,009,004

Total United States		966,281,424

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,291,847,325	79.10%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.10% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		1,599,491
Private Equity (0.03% of Partners’ Capital)
Quorum Fund Limited		514,348
Relative Value (0.93% of Partners’ Capital)
CRC Credit Fund Ltd.	54,884	14,600,737
Overseas CAP Partners, Inc.	78	638,377

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		17,352,953

Total Passive Foreign Investment Companies		17,352,953	1.06%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Private Corporations
United States
Real Estate (0.60% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		$1,598,029
Legacy Partners Realty Fund III, Inc.		6,390,036
Net Lease Private REIT V, Inc.(1)		17,066
Net Lease Private REIT VI, Inc.		585,173
Net Lease Private REIT VII, Inc.		589,457
Net Lease Private REIT VII-A, Inc.		589,457

Total Private Corporations		9,769,218	0.60%

Total Investments in Investment Funds (Cost $1,162,738,509)		1,318,969,496	80.76%

Total Investments (Cost $1,162,738,509)		$1,318,969,496	80.76%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2014 were $194,943,523. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

For the Period March 31, 2014 through June 30, 20141

(Unaudited)

Investment income:
Dividend income	$1,765,685
Interest income	556,834
Dividend income from affiliated investments	502,870

Total investment income	2,825,389

Expenses:
Investment Management Fees	2,900,881
Administration fees	251,050
Professional fees	343,400
Custodian fees	15,176
Directors fees	25,000
Offshore withholding tax expense	3,658,843
Other expenses	44,921

Total expenses	7,239,271

Net investment loss	(4,413,882)

Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	67,714,749
Net realized gain from affiliated investments	1,786,195
Change in unrealized appreciation/depreciation	(17,222,696)

Net realized and unrealized gain	52,278,248

Net increase in partners’ capital resulting from operations	$47,864,366

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

For the Period March 31, 2014 through June 30, 20141

(Unaudited)

Partners’ capital at March 31, 2014	$—
Contributions	532,984,642
Transfer of Interests from The Endowment Master Fund, L.P. (Note 1)	1,723,272,229
Withdrawals	(670,843,371)
Net increase in partners’ capital resulting from operations:
Net investment loss	(4,413,882)
Net realized gain from investments and foreign currency translations	67,714,749
Net realized gain from affiliated investments	1,786,195
Change in unrealized appreciation/depreciation	(17,222,696)

Net increase in partners’ capital resulting from operations	47,864,366

Partners’ capital at June 30, 2014	$1,633,277,866

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

For the Period March 31, 2014 through June 30, 20141

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$47,864,366
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(35,144,969)
Proceeds from disposition of investments	259,520,269
Net realized gain from investments	(67,950,726)
Net realized gain from affiliated investments	(1,786,195)
Change in unrealized appreciation/depreciation from investments	17,228,434
Change in operating assets and liabilities:
Foreign currency, at value	(1,156,604)
Receivable from affiliate	207,268,764
Receivable from investments sold	(211,747,855)
Receivable from affiliated investments sold	(297,510)
Prepaids and other assets	(212,314)
Investment Management Fees payable	2,900,881
Offshore withholding tax payable	3,180,583
Administration fees payable	251,050
Payable to Adviser	11,570
Payable to Directors	2,374
Accounts payable and accrued expenses	335,008

Net cash provided by operating activities	220,267,126

Cash flows from financing activities:
Contributions	532,984,642
Withdrawals	(631,819,214)

Net cash used in financing activities	(98,834,572)

Net change in cash and cash equivalents	121,432,554
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$121,432,554

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$478,260
Supplemental schedule of noncash activity:
Transfer of Interests from The Endowment Master Fund, L.P. (Note 1)	$1,723,272,229

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds (the “Feeder Funds”).

The Master Fund’s investment objective is to manage a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations, other foreign investment vehicles (collectively, the “Investment Funds”) and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund will hold a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of The Endowment Master Fund, L.P. (the “Legacy Master Fund”), managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund will hold self-liquidating private equity and other similar illiquid interests in Investment Funds and oversee the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds from the Legacy Master Fund in exchange for limited partnership interests (the “Interests”) of the Master Fund totaling

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

$1,723,272,229. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with a total market value of $1,490,836,309, consisting of total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2014.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(g) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(h) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the period ended June 30, 2014, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by federal and state tax jurisdictions.

(i) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical investments

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

•

Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The following is a summary categorization as of June 30, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
	Investments	Investments	Investments	Total Investments
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$213,596,548	$213,596,548
Event-Driven	—	42,020,670	63,757,936	105,778,606
Global Macro and Trading	—	103,058,911	31,165,222	134,224,133
Private Equity	—	—	625,480,320	625,480,320
Real Estate	—	—	149,350,672	149,350,672
Relative Value	—	—	63,417,046	63,417,046
Passive Foreign Investment Companies
Energy	—	—	1,599,491	1,599,491
Private Equity	—	—	514,348	514,348
Relative Value	—	—	15,239,114	15,239,114
Private Corporations
Real Estate	—	—	9,769,218	9,769,218

Total	$—	$145,079,581	$1,173,889,915	$1,318,969,496

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of June 30, 2014:

	Fair Value as of June 30, 2014	Valuation Technique		Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$213,596,548	NAV as Practical Expedient	*	Non-redeemable	None
Event-Driven	63,757,936	NAV as Practical Expedient	*	Quarterly or Greater	None
Global Macro and Trading	31,165,222	NAV as Practical Expedient	*	Monthly or Greater	None
Private Equity	625,480,320	NAV as Practical Expedient	*	Non-redeemable	None
Real Estate	149,350,672	NAV as Practical Expedient	*	Non-redeemable	None
Relative Value	63,417,046	NAV as Practical Expedient	*	Quarterly or Greater	None

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

	Fair Value as of June 30, 2014	Valuation Technique		Liquidity of Investments	Adjustments To NAV**
Passive Foreign Investment Companies
Energy	$1,599,491	NAV as Practical Expedient	*	Non-redeemable	None
Private Equity	514,348	NAV as Practical Expedient	*	Non-redeemable	None
Relative Value	15,239,114	NAV as Practical Expedient	*	Non-redeemable	None
Private Corporations
Real Estate	9,769,218	NAV as Practical Expedient	*	Non-redeemable	None

Total Investments	$1,173,889,915

*	Unobservable valuation input.

**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 during the period ended June 30, 2014, based on levels assigned to Investments on March 31, 2014, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Beginning Balance as of March 31, 2014	Transfers In-Kind^	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Balance as of June 30, 2014
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$192,104,381	$13,647,622	$(9,922,523)	$5,249,030	$12,518,038	$213,596,548
Event-Driven	—	69,150,029	9,550,335	(13,488,635)	238,860	(1,692,653)	63,757,936
Global Macro and Trading	—	29,055,673	—	—	—	2,109,549	31,165,222
Private Equity	—	626,822,061	26,633,642	(51,491,482)	11,265,593	12,250,506	625,480,320
Real Estate	—	149,145,780	3,344,476	(9,453,092)	1,517,326	4,796,182	149,350,672
Relative Value	—	198,401,024	3,544	(137,123,651)	40,825,859	(38,689,730)	63,417,046

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

	Investments
	Beginning Balance as of March 31, 2014	Transfers In-Kind^	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Balance as of June 30, 2014
Passive Foreign Investment Companies
Energy	$—	$1,455,515	$—	$—	$—	$143,976	$1,599,491
Private Equity	—	517,238	—	—	—	(2,890)	514,348
Relative Value	—	18,379,864	—	(3,471,936)	1,086,170	(754,984)	15,239,114
Private Corporations
Real Estate	—	10,202,859	—	(351,294)	—	(82,347)	9,769,218

Total Investments	$—	$1,295,234,424	$53,179,619	$(225,302,613)	$60,182,838	$(9,404,353)	$1,173,889,915

^

Transfers In-Kind resulted from a tender offer of the Legacy Master Fund effective March 31, 2014 in a tax free transfer. Investment Funds were received by the Master Fund at market value at the time of transfer, accounted for by transferring the original cost and accumulated unrealized appreciation/depreciation of each of the Investment Funds.

*	Includes Return of Capital and Capital Gain Distributions.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2014 is $32,420,661.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2014, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$215,196	$44,031	up to 15 years	N/A	N/A	0-15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	105,779	N/A	N/A	Quarterly	45-90	0-5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes CTAs	134,224	N/A	N/A	Quarterly	30-90	0-5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	625,994	121,703	up to 10 years	N/A	N/A	0-10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	159,120	29,210	up to 10 years	N/A	N/A	0-10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	78,656	N/A	N/A	Quarterly	30-120	0-5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$1,318,969	$194,944

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
(a)

This category includes Investment Funds that invest primarily in privately issued securities issued by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and CTA’s.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2014 the Master Fund held investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 20% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $32,103,845 and $218,289,984, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of June 30, 2014, was $1,162,738,509, resulting in accumulated net unrealized appreciation of $156,230,987 consisting of $299,234,314 in gross unrealized appreciation and $143,003,327 in gross unrealized depreciation.

(b) AFFILIATED INVESTMENT FUNDS

At June 30, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended June 30, 2014) is shown below:

Investment Funds	Shares 3/31/2014	Shares 6/30/2014	Beginning Fair Value 3/31/2014	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 6/30/2014	Dividend Income
Blueshift Energy Fund, L.P.			$—	$—	$29,055,673	$—	$—	$—	$2,109,549	$31,165,222	$—
CCM Small Cap Value Qualified Fund, L.P.			—	—	3,364,576	3,876,164	(5,236,964)	—	525,118	2,528,894	—

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

Investment Funds	Shares 3/31/2014	Shares 6/30/2014	Beginning Fair Value 3/31/2014	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 6/30/2014	Dividend Income
Credit Distressed Blue Line Fund, L.P.			$—	$—	$10,477,931	$—	$—	$—	$(681,441)	$9,796,490	$—
CX Partners Fund Limited			—	—	15,554,767	3,128,362	(270,024)	(317,019)	360,573	18,456,659	7,144
Dace Ventures I, L.P.			—	—	1,264,582	68,157	(7,360)	—	(11,189)	1,314,190	—
EnCap Energy Infrastructure TE Feeder, L.P.			—	—	5,488,590	334,965	—	—	245,000	6,068,555	—
Florida Real Estate Value Fund, L.P.			—	—	6,844,132	—	—	—	(294,988)	6,549,144	—
Fortelus Special Situation Fund, L.P.			—	—	4,309,086	4,350,980	(5,118,800)	—	779,649	4,320,915	—
Garrison Opportunity Fund, LLC			—	—	17,620,138	—	(2,885,733)	—	388,807	15,123,212	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			—	—	20,094,808	—	(611,205)	—	572,586	20,056,189	372,835
Halcyon European Structured Opportunities Fund, L.P.			—	—	56,154	—	—	—	289	56,443	—
Harbinger Capital Partners Fund I, L.P.			—	—	20,191,722	—	—	—	(764,110)	19,427,612	—
HealthCor Partners Fund, L.P.			—	—	7,742,635	19,622	(904,417)	274,322	(46,315)	7,085,847	—
Hillcrest Fund, L.P.			—	—	10,675,680	434,057	(1,559,330)	657,997	(552,451)	9,655,953	—
Integral Capital Partners VIII, L.P.			—	—	2,426,709	—	—	—	648,131	3,074,840	—
Kenmont Onshore Fund, L.P.			—	—	15,787	—	—	—	—	15,787	—
Kepos Alpha Fund, L.P.			—	—	61,482,904	—	—	—	5,309,631	66,792,535	—
LC Fund IV, L.P.			—	—	20,139,863	172,818	—	—	(22,396)	20,290,285	—
Magnetar Capital Fund, L.P.			—	—	3,896,051	—	(367,871)	157,695	1,117,886	4,803,761	—
Magnetar SPV, LLC (Series L)			—	—	1,711,346	—	—	—	(37,136)	1,674,210	—
Middle East North Africa Opportunities Fund, L.P.		4,300	—	—	1,323,478	—	—	—	(11,362)	1,312,116	—
Midstream & Resources Follow-On Fund, L.P.			—	—	26,595,655	17,751	(52,731)	44,335	(127,198)	26,477,812	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			—	—	13,082,919	—	—	—	1,330,528	14,413,447	—
Montrica Global Opportunities Fund, L.P.		28,355	—	—	551,160	—	—	—	(119,250)	431,910	—

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

Investment Funds	Shares 3/31/2014	Shares 6/30/2014	Beginning Fair Value 3/31/2014	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 6/30/2014	Dividend Income
Passport Global Strategies III, Ltd.		1,896	$—	$—	$669,981	$—	$—	$—	$(276,923)	$393,058	$—
Pennybacker II, L.P.			—	—	6,589,622	30,102	(1,644,376)	877,873	1,173,139	7,026,360	74,053
Phoenix Real Estate Fund (T), L.P.			—	—	5,693,717	—	(3,042,491)	—	568,226	3,219,452	—
PIPE Equity Partners, L.L.C.			—	—	8,854,351	—	—	—	(1,264,594)	7,589,757	—
PIPE Select Fund, L.L.C.			—	—	21,397,958	—	—	—	(414,524)	20,983,434	—
Private Equity Investment Fund V, L.P.**			—	—	36,014,529	—	—	—	1,019,087	37,033,616	—
Providence MBS Fund L.P.			—	—	44,926,239	—	—	—	(2,905,569)	42,020,670	—
Quantum Parallel Partners V, L.P.			—	—	26,419,851	2,115,057	—	—	3,860,092	32,395,000	—
Saints Capital VI, L.P.			—	—	13,233,023	113,830	(297,510)	139,830	69,574	13,258,747	—
SBC Latin America Housing US Fund, L.P.			—	—	7,232,432	1,005,496	—	—	(183,043)	8,054,885	—
Tenaska Power Fund II-A, L.P.			—	—	15,466,088	101,072	(26,954)	(48,838)	(121,173)	15,370,195	48,838
Trivest Fund IV, L.P.			—	—	14,941,488	—	—	—	10,817	14,952,305	—
Trustbridge Partners III, L.P.			—	—	33,216,294	—	—	—	1,473,705	34,689,999	—
Tuckerbrook SB Global Distressed Fund I, L.P.			—	—	4,463,823	—	(253,486)	—	131,816	4,342,153	—
Velite Energy, L.P.			—	—	37,980,298	—	—	—	(2,106,980)	35,873,318	—
Westview Capital Partners II, L.P.			—	—	24,839,550	1,114,603	—	—	1,307,183	27,261,336	—

			$—	$—	$585,905,590	$16,883,036	$(22,279,252)	$1,786,195	$13,060,744	$595,356,313	$502,870

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. The total administration fee incurred for the period ended June 30, 2014, was $251,050.

(8) RELATED PARTY TRANSACTIONS

INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the period ended June 30, 2014, $2,900,881 was incurred for Investment Management Fees.

(9) FINANCIAL HIGHLIGHTS

	For the period March 31, 2014 through June 30, 2014[1] (Unaudited)
Net investment loss to average partners’ capital[2]	(1.06)%
Expenses to average partners’ capital[2,3]	1.74%
Portfolio turnover[4]	2.20%
Total return[5]	3.00%
Internal rate of return since inception[6]	9.38%
Partners’ capital, end of period (000s)	$1,633,27	8

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2014

(Unaudited)

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5	Calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.
6

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of June 30, 2014 (the residual value).

(10) SUBSEQUENT EVENTS

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on July 17, 2014. The terms of the Credit Agreement provide a $50,000,000 credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 0.50% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.5% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Credit Agreement. The Credit Agreement expires on July 18, 2016.

The Master Fund has evaluated the need for disclosures, in addition to those noted above, and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2014.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2014

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $12,500 paid quarterly, an annual Board meeting fee of $4,500, a fee of $1,500 for each informal Board meeting or telephonic Board meeting, annual fees of $625, $625 and $833 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $3,000, $4,000 and $3,000 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2014.

Asset Class[1]	Fair Value	%
Energy	$215,196,039	16.3
Event-Driven	105,778,606	8.0
Global Macro and Trading	134,224,133	10.2
Private Equity	625,994,668	47.4
Real Estate	159,119,890	12.1
Relative Value	78,656,160	6.0

Total Investments	$1,318,969,496	100.0

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the period ended June 30, 2014 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreements

At an in-person Organizational meeting of the Board held on January 20, 2014, the Board, including the Independent Directors, considered and approved the Investment Management Agreements between the Feeder Funds and the Master Fund (collectively, the “Funds”) and the Adviser (each an “Advisory Agreement”). In preparation for review of the Advisory Agreements, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreements. The Independent Directors also met in-person among themselves to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, services to be provided to the Funds, Adviser staffing, the Funds’ operations and investment programs, the Funds’ and Adviser’s compliance programs, Fund fee levels, and the Adviser’s profitability (including revenue of the Adviser across all its funds). The Directors used this information, as well as other information that the Adviser submitted to the Board, to help them decide whether to approve the Advisory Agreements. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors concluded that the Advisory Agreements will enable the Funds to obtain services in line with the Funds’ unique characteristics and stated objectives at a cost that is appropriate, reasonable, and in the interests of investors. The Board determined that prudent exercise of judgment warranted the approval of the advisory fees. It also was noted that the Board’s decision to approve the Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services to be provided. With respect to the Advisory Agreement, the Board considered, among others factors: the unique characteristics and special purposes of the Funds’ operations and the specific services to be provided in overseeing the Funds; the background and experience of key personnel; the Adviser’s significant compliance and tax reporting functions; and the Adviser’s oversight of and interaction with service providers.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2014

(Unaudited)

The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus supported a decision to approve the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming period quality investment management and related services, and that these services are appropriate in scope and extent in light of the Funds’ operations and investor needs.

The investment performance of the Funds. The Board noted that the Funds are new and have a highly specific purpose to be managed passively for liquidation, and that past investment performance is not a meaningful factor in consideration of the present Advisory Agreement.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered that as new Funds, having a specific mandate to unwind, that any projected level of profitability is speculative only. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Funds’ mandate, the Adviser’s financial information, and the projected costs associated with managing the Funds, the Board concluded that the level of investment management fees and possible profitability to the Adviser is appropriate in light of the services to be provided, and the anticipated profitability of the relationship between the Funds and the Adviser. The Board specifically noted the fee will decline significantly following the initial six-quarter period of expected highest activity in the portfolio. The Board also noted the fixed, permanent nature of the expense limitation.

The extent to which economies of scale would be realized and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that because the Funds’ size will certainly decline as they are liquidated over time, that economies of scale are not present or likely to be present. The Board noted that the advisory fee will decrease significantly following an initial period of six quarters, and concluded that the management fees reflect the Funds’ complicated operations while unwinding. The Board noted in particular the hard expense limitation, and its positive effect in light of the anticipated declining size of the Funds over time.

Benefits (such as soft dollars) to the Adviser from its relationship with the Funds. The Board concluded that other benefits derived by the Adviser from its relationship with the Funds are not identifiable, meaningful or anticipated to arise, and that the Funds would not trade for investment purposes or be likely to incur brokerage.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and has the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their partners.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment PMF Master Fund, L.P.

By (Signature and Title) /s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 26, 2014

By (Signature and Title) /s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 26, 2014